Profit attributable to non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
(Loss)/profit attributable to non-controlling interests	£ (16)	£ 29
RFS Holdings BV Consortium Members
(Loss)/profit attributable to non-controlling interests	(17)	27
Other
(Loss)/profit attributable to non-controlling interests	£ 1	£ 2